Property, equipment and software (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		SFr 8,331	[1],[2]	SFr 7,695
Balance at the end of the year	[1],[2]	8,829		8,331
Contractual commitments to purchase property in the future		300		300
Leased assets		28
Internally generated software in progress		791
Own use properties in progress		197
Leasehold improvements in progress		35
Net reclassifications to properties held for sale		40
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		18,159		17,847
Additions		1,604		1,788
Disposals / write-offs	[3]	(622)		(1,104)
Reclassifications		(46)	[4]	(200)
Foreign currency translation		(65)		(172)
Balance at the end of the year		19,030		18,159
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(9,828)		10,153
Depreciation		1,015		959
Impairment	[5]	18		26
Disposals / write-offs	[3]	614		1,090
Reclassifications		(5)	[4]	(146)
Foreign currency translation		40		75
Balance at the end of the year		(10,201)		(9,828)
Own-used properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2]	3,432
Balance at the end of the year	[1],[2]	3,309		3,432
Own-used properties | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		7,732
Additions		48
Disposals / write-offs	[3]	(39)
Reclassifications		(15)
Foreign currency translation		(2)
Balance at the end of the year		7,723		7,732
Own-used properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(4,300)
Depreciation		167
Impairment	[5]	(2)
Disposals / write-offs	[3]	39
Reclassifications		(9)
Foreign currency translation		2
Balance at the end of the year		(4,414)		(4,300)
Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2]	1,337
Balance at the end of the year	[1],[2]	1,274		1,337
Leasehold improvements | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,469
Additions		21
Disposals / write-offs	[3]	(295)
Reclassifications		136
Foreign currency translation		(41)
Balance at the end of the year		3,291		3,469
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(2,132)
Depreciation		199
Impairment	[5]	8
Disposals / write-offs	[3]	292
Reclassifications		5
Foreign currency translation		35
Balance at the end of the year		(2,017)		(2,132)
IT hardware and communication
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2]	495
Balance at the end of the year	[1],[2]	471		495
IT hardware and communication | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,521
Additions		118
Disposals / write-offs	[3]	(115)
Reclassifications		45
Foreign currency translation		4
Balance at the end of the year		1,574		1,521
IT hardware and communication | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(1,027)
Depreciation		179
Impairment	[5]	4
Disposals / write-offs	[3]	112
Reclassifications		(1)
Foreign currency translation		(6)
Balance at the end of the year		(1,103)		(1,027)
Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2]	1,495
Balance at the end of the year	[1],[2]	2,352		1,495
Internally generated software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,037
Additions		1
Disposals / write-offs	[3]	(87)
Reclassifications		1,220
Foreign currency translation		(12)
Balance at the end of the year		4,159		3,037
Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(1,542)
Depreciation		347
Impairment	[5]	7
Disposals / write-offs	[3]	86
Reclassifications		0
Foreign currency translation		3
Balance at the end of the year		(1,807)		(1,542)
Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2]	175
Balance at the end of the year	[1],[2]	155		175
Purchased software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		408
Additions		49
Disposals / write-offs	[3]	(32)
Reclassifications		(5)
Foreign currency translation		1
Balance at the end of the year		421		408
Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(233)
Depreciation		61
Impairment	[5]	1
Disposals / write-offs	[3]	32
Reclassifications		0
Foreign currency translation		(3)
Balance at the end of the year		(266)		(233)
Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2]	272
Balance at the end of the year	[1],[2]	245		272
Other machines and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		866
Additions		14
Disposals / write-offs	[3]	(53)
Reclassifications		27
Foreign currency translation		(14)
Balance at the end of the year		840		866
Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(594)
Depreciation		61
Impairment	[5]	1
Disposals / write-offs	[3]	52
Reclassifications		0
Foreign currency translation		9
Balance at the end of the year		(595)		(594)
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[1],[2],[6]	1,125
Balance at the end of the year	[1],[2],[6]	1,023		1,125
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,125
Additions		1,353
Disposals / write-offs	[3]	0
Reclassifications		(1,455)
Foreign currency translation		0
Balance at the end of the year		1,023		1,125
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		0
Depreciation		0
Impairment	[5]	0
Disposals / write-offs	[3]	0
Reclassifications		0
Foreign currency translation		0
Balance at the end of the year		0		0
UBS AG
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		8,297	[1],[7]	7,683
Balance at the end of the year	[1],[7]	7,985		8,297
Contractual commitments to purchase property in the future		300		300
Leased assets		22
Internally generated software in progress		754
Own use properties in progress		188
Leasehold improvements in progress		33
Net reclassifications to properties held for sale		40
UBS AG | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		18,106		17,823
Additions		1,508		1,770
Disposals / write-offs	[8]	(2,239)		(1,102)
Reclassifications		(46)		(214)
Foreign currency translation		(70)		(171)
Balance at the end of the year		17,259		18,106
UBS AG | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(9,809)		10,140
Depreciation		912		954
Impairment	[5]	15		26
Disposals / write-offs	[8]	1,413		1,090
Reclassifications		(7)		(147)
Foreign currency translation		43		74
Balance at the end of the year		(9,274)		(9,809)
UBS AG | Own-used properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,432
Balance at the end of the year		3,019	[1],[7]	3,432
UBS AG | Own-used properties | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		7,732
Additions		44
Disposals / write-offs	[8]	(672)
Reclassifications		(17)
Foreign currency translation		(2)
Balance at the end of the year		7,085		7,732
UBS AG | Own-used properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(4,300)
Depreciation		153
Impairment	[5]	(2)
Disposals / write-offs	[8]	373
Reclassifications		(9)
Foreign currency translation		2
Balance at the end of the year		(4,066)		(4,300)
UBS AG | Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,316
Balance at the end of the year		1,233	[1],[7]	1,316
UBS AG | Leasehold improvements | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,440
Additions		15
Disposals / write-offs	[8]	(303)
Reclassifications		117
Foreign currency translation		(43)
Balance at the end of the year		3,226		3,440
UBS AG | Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(2,124)
Depreciation		191
Impairment	[5]	8
Disposals / write-offs	[8]	298
Reclassifications		4
Foreign currency translation		36
Balance at the end of the year		(1,993)		(2,124)
UBS AG | IT hardware and communication
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		492
Balance at the end of the year		289	[1],[7]	492
UBS AG | IT hardware and communication | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,512
Additions		101
Disposals / write-offs	[8]	(645)
Reclassifications		46
Foreign currency translation		3
Balance at the end of the year		1,018		1,512
UBS AG | IT hardware and communication | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(1,021)
Depreciation		133
Impairment	[5]	2
Disposals / write-offs	[8]	432
Reclassifications		0
Foreign currency translation		(5)
Balance at the end of the year		(729)		(1,021)
UBS AG | Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,495
Balance at the end of the year		2,148	[1],[7]	1,495
UBS AG | Internally generated software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,037
Additions		1
Disposals / write-offs	[8]	(355)
Reclassifications		1,196
Foreign currency translation		(12)
Balance at the end of the year		3,867		3,037
UBS AG | Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(1,542)
Depreciation		328
Impairment	[5]	6
Disposals / write-offs	[8]	155
Reclassifications		0
Foreign currency translation		3
Balance at the end of the year		(1,719)		(1,542)
UBS AG | Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		175
Balance at the end of the year		89	[1],[7]	175
UBS AG | Purchased software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		408
Additions		43
Disposals / write-offs	[8]	(174)
Reclassifications		(5)
Foreign currency translation		1
Balance at the end of the year		272		408
UBS AG | Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(233)
Depreciation		48
Impairment	[5]	1
Disposals / write-offs	[8]	100
Reclassifications		(1)
Foreign currency translation		(3)
Balance at the end of the year		(183)		(233)
UBS AG | Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		264
Balance at the end of the year		232	[1],[7]	264
UBS AG | Other machines and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		853
Additions		13
Disposals / write-offs	[8]	(59)
Reclassifications		22
Foreign currency translation		(15)
Balance at the end of the year		815		853
UBS AG | Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		(589)
Depreciation		59
Impairment	[5]	1
Disposals / write-offs	[8]	55
Reclassifications		0
Foreign currency translation		10
Balance at the end of the year		(583)		(589)
UBS AG | Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,123
Balance at the end of the year		975	[1],[7],[9]	1,123
UBS AG | Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,123
Additions		1,291
Disposals / write-offs	[8]	(32)
Reclassifications		(1,406)
Foreign currency translation		(1)
Balance at the end of the year		975		1,123
UBS AG | Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		0
Depreciation		0
Impairment	[5]	0
Disposals / write-offs	[8]	0
Reclassifications		0
Foreign currency translation		0
Balance at the end of the year		SFr 0		SFr 0

[1]	As of 31 December 2017, contractual commitments to purchase property in the future amounted to approximately CHF 0.3 billion (31 December 2016: approximately CHF 0.3 billion).
[2]	Includes CHF 28 million related to leased assets, mainly IT hardware and communication.
[3]	Includes write-offs of fully depreciated assets.
[4]	Reflects reclassifications to Properties held for sale (CHF 40 million on a net basis) that were sold in 2017.
[5]
Impairment charges recorded in 2017 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2017.

[6]	Consists of CHF 791 million related to Internally generated software, CHF 197 million related to Own-used properties and CHF 35 million related to Leasehold improvements.
[7]	Includes CHF 22 million related to leased assets, mainly IT hardware and communication.
[8]
Mainly comprises CHF 819 million of assets on a net book value basis relating to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information. Also includes write-offs of fully depreciated assets.

[9]	Consists of CHF 754 million related to Internally generated software, CHF 188 million related to Own-used properties and CHF 33 million related to Leasehold improvements.